PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks — 96.7%
Australia — 1.6%
Aristocrat Leisure Ltd.	207,128	$4,367,625
Aurizon Holdings Ltd.	303,400	671,015
Australia & New Zealand Banking Group Ltd.	65,280	955,621
Bank of Queensland Ltd.	148,800	619,864
Beach Energy Ltd.	395,200	379,522
BHP Group Ltd.	64,500	1,603,350
CSL Ltd.	12,730	2,315,169
Fortescue Metals Group Ltd.	118,700	1,274,287
Harvey Norman Holdings Ltd.	315,300	815,663
Inghams Group Ltd.	420,300	639,741
Metcash Ltd.	333,000	827,375
Perenti Global Ltd.	432,300	254,335
Rio Tinto Ltd.	20,600	1,246,143
St. Barbara Ltd.*	343,600	161,996
Stockland, REIT	279,500	584,943
Super Retail Group Ltd.	105,600	600,560
Woodside Energy Group Ltd.	11,655	238,129
		17,555,338
Austria — 0.2%
BAWAG Group AG, 144A*	16,000	687,813
OMV AG	33,700	1,219,709
Wienerberger AG	26,400	529,896
		2,437,418
Belgium — 0.3%
Bekaert SA	22,500	566,480
KBC Group NV	40,791	1,935,696
Telenet Group Holding NV	23,500	323,092
UCB SA	6,800	471,905
		3,297,173
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	494,100	1,204,485
MercadoLibre, Inc.*	1,698	1,405,571
Yara International ASA	18,800	659,789
		3,269,845
Canada — 2.3%
Canadian Pacific Railway Ltd.(a)	114,899	7,666,061
Dollarama, Inc.	55,988	3,214,137
Intact Financial Corp.	19,598	2,773,528
Magna International, Inc.(a)	11,173	529,824
Shopify, Inc. (Class A Stock)*	5,974	160,940
TC Energy Corp.	183,069	7,375,850
Toronto-Dominion Bank (The)	50,039	3,068,957
		24,789,297
China — 0.3%
China Resources Cement Holdings Ltd.	1,042,000	481,284
Kingboard Holdings Ltd.	216,000	608,061
Lee & Man Paper Manufacturing Ltd.	1,049,000	336,680
NXP Semiconductors NV	5,451	804,077
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Xinyi Glass Holdings Ltd.	328,000	$474,348
		2,704,450
Denmark — 1.1%
AP Moller - Maersk A/S (Class B Stock)	300	545,169
Coloplast A/S (Class B Stock)	13,280	1,349,571
D/S Norden A/S	23,700	999,814
Danske Bank A/S	43,400	540,185
DSV A/S	14,892	1,744,561
Jyske Bank A/S*	19,600	1,020,032
Novo Nordisk A/S (Class B Stock)	33,476	3,334,806
Orsted A/S, 144A	22,595	1,800,839
Pandora A/S	9,500	444,279
		11,779,256
Finland — 0.4%
Neste OYJ	52,037	2,268,267
Nokia OYJ	243,000	1,043,214
Nordea Bank Abp	83,600	715,468
Valmet OYJ	27,100	547,859
		4,574,808
France — 4.6%
Airbus SE	34,223	2,950,036
Arkema SA	8,700	634,047
AXA SA	54,100	1,181,161
BNP Paribas SA	28,200	1,191,147
Bouygues SA	39,800	1,041,109
Capgemini SE	4,000	640,402
Carrefour SA	89,600	1,242,671
Cie de Saint-Gobain	15,800	564,939
Cie Generale des Etablissements Michelin SCA	22,400	501,888
Credit Agricole SA	78,500	637,265
Dassault Systemes SE	33,016	1,139,880
Euroapi SA*	1	17
Faurecia SE*	1,269	13,737
Ipsen SA	7,557	699,401
Kering SA	2,000	887,097
L’Oreal SA	6,246	1,997,109
LVMH Moet Hennessy Louis Vuitton SE	7,833	4,618,139
Nexity SA	13,100	265,951
Orange SA	140,000	1,266,235
Rubis SCA	22,100	459,905
Safran SA	21,575	1,963,104
Sanofi	31,700	2,413,845
Sartorius Stedim Biotech	6,206	1,903,608
Societe BIC SA	15,900	1,008,548
Societe Generale SA	28,600	565,597
Sopra Steria Group SACA	7,100	898,274
Teleperformance	4,696	1,191,299
TotalEnergies SE	58,800	2,758,577
TotalEnergies SE, ADR(a)	240,773	11,200,760
Vinci SA	47,224	3,818,569
		49,654,317
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany — 1.9%
Allianz SE	5,000	$787,672
Aurubis AG	10,800	563,811
Bayer AG	23,300	1,073,537
Bayerische Motoren Werke AG	15,630	1,059,363
Daimler Truck Holding AG*	8,800	198,946
Deutsche Post AG	63,500	1,913,868
Deutsche Telekom AG	45,300	771,082
Fresenius SE & Co. KGaA	18,600	396,463
HOCHTIEF AG	8,600	407,086
Infineon Technologies AG	120,206	2,630,592
Mercedes-Benz Group AG	25,800	1,304,629
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,600	625,874
Rational AG	1,473	713,406
Rheinmetall AG	5,700	877,615
Siemens AG, ADR	96,520	4,724,654
Siltronic AG	8,900	501,919
United Internet AG	18,400	343,967
Volkswagen AG	7,100	1,157,082
		20,051,566
Hong Kong — 0.4%
AIA Group Ltd.	222,400	1,851,682
PAX Global Technology Ltd.	933,000	706,115
Tongda Group Holdings Ltd.*	8,180,000	98,625
WH Group Ltd., 144A	2,038,000	1,281,778
Yue Yuen Industrial Holdings Ltd.	296,500	378,170
		4,316,370
India — 0.9%
HDFC Bank Ltd., ADR(a)	42,505	2,483,142
Infosys Ltd., ADR(a)	133,439	2,264,460
Reliance Industries Ltd., 144A, GDR	86,598	5,024,602
		9,772,204
Indonesia — 0.0%
First Resources Ltd.	552,800	531,938
Ireland — 0.1%
Kingspan Group PLC	14,491	652,886
Ryanair Holdings PLC, ADR*	9,588	560,131
		1,213,017
Italy — 0.4%
A2A SpA	546,200	530,609
Coca-Cola HBC AG*	10,501	219,417
Enel SpA	103,800	425,707
Leonardo SpA	97,000	686,799
Mediobanca Banca di Credito Finanziario SpA	87,600	685,446
Piaggio & C SpA	176,400	355,186
Pirelli & C SpA, 144A	171,800	559,580
UnipolSai Assicurazioni SpA	253,700	526,154
		3,988,898
Japan — 4.4%
AGC, Inc.	19,600	610,184
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Aozora Bank Ltd.	36,000	$643,623
Asahi Intecc Co. Ltd.	43,200	688,967
Brother Industries Ltd.	44,300	765,352
Credit Saison Co. Ltd.	42,600	499,218
Daihen Corp.	25,000	642,039
Dai-ichi Life Holdings, Inc.	39,900	634,423
Daikin Industries Ltd.	11,700	1,800,268
Daiwa House Industry Co. Ltd.	31,900	648,610
DCM Holdings Co. Ltd.	71,900	585,948
DTS Corp.	23,100	549,128
EDION Corp.	63,900	519,728
Fuji Corp.	34,400	450,174
Gunze Ltd.	17,000	453,566
Haseko Corp.	53,900	584,650
Hazama Ando Corp.	119,600	690,483
Honda Motor Co. Ltd.	61,600	1,337,077
Hoya Corp.	20,200	1,946,444
Isuzu Motors Ltd.	78,200	864,692
ITOCHU Corp.	44,400	1,071,724
Itoham Yonekyu Holdings, Inc.	117,500	540,646
Japan Airlines Co. Ltd.*	35,700	639,315
Japan Aviation Electronics Industry Ltd.	46,000	674,620
Japan Lifeline Co. Ltd.	61,700	412,338
KDDI Corp.	29,700	868,317
Keiyo Bank Ltd. (The)	76,500	249,704
Keyence Corp.	8,400	2,776,708
Lintec Corp.	30,000	461,116
Marubeni Corp.	85,400	745,157
Medipal Holdings Corp.	6,500	82,663
Mitsubishi Gas Chemical Co., Inc.	26,000	341,869
Mitsubishi HC Capital, Inc.	210,100	903,057
Mitsubishi UFJ Financial Group, Inc.	214,300	970,806
Mitsui & Co. Ltd.	36,000	766,072
Mitsui Chemicals, Inc.	42,400	826,453
Mizuho Financial Group, Inc.	73,620	796,909
Nippon Telegraph & Telephone Corp.	107,900	2,910,313
Nishi-Nippon Financial Holdings, Inc.	48,600	252,392
Nisshin Oillio Group Ltd. (The)	6,900	152,328
Nomura Holdings, Inc.	270,700	896,796
Nomura Real Estate Holdings, Inc.	19,200	433,617
Obayashi Corp.	97,500	625,752
Ono Pharmaceutical Co. Ltd.	40,600	948,365
ORIX Corp.	65,000	910,588
Resona Holdings, Inc.	366,600	1,341,558
Sankyu, Inc.	18,100	525,643
Sawai Group Holdings Co. Ltd.	14,300	400,537
Seino Holdings Co. Ltd.	72,500	582,511
SKY Perfect JSAT Holdings, Inc.	151,000	540,660
SMC Corp.	2,500	1,017,426
Sompo Holdings, Inc.	15,600	624,177
Sumitomo Heavy Industries Ltd.	32,300	598,249
Sumitomo Mitsui Financial Group, Inc.	31,100	862,138
Taisei Corp.	19,200	532,485
Teijin Ltd.	67,300	652,625
Toagosei Co. Ltd.	28,700	214,262
Tokuyama Corp.	26,500	319,216
Tokyo Seimitsu Co. Ltd.	20,300	597,171
Towa Pharmaceutical Co. Ltd.	28,200	414,474

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Transcosmos, Inc.	25,100	$651,791
Tsubakimoto Chain Co.	17,000	359,035
UBE Corp.	41,500	554,295
Yokohama Rubber Co. Ltd. (The)	62,000	952,937
		46,913,389
Netherlands — 1.6%
ABN AMRO Bank NV, 144A, CVA	45,300	405,905
Adyen NV, 144A*	1,757	2,191,264
Aegon NV	215,700	857,407
ASML Holding NV (BATE)	4,202	1,740,801
ASML Holding NV (XNGS)	7,305	3,034,132
ASR Nederland NV	21,200	814,989
ING Groep NV	71,300	610,929
Koninklijke Ahold Delhaize NV	89,100	2,269,506
NN Group NV	18,700	727,317
Randstad NV	14,700	634,464
Shell PLC	141,000	3,497,918
		16,784,632
New Zealand — 0.1%
Air New Zealand Ltd.*	1,456,800	581,648
Norway — 0.3%
DNB Bank ASA	53,600	850,528
Equinor ASA	41,200	1,358,724
TOMRA Systems ASA	47,776	842,934
		3,052,186
Singapore — 0.1%
DBS Group Holdings Ltd.	41,200	953,095
Venture Corp. Ltd.	26,000	295,436
		1,248,531
South Africa — 0.1%
Anglo American PLC	48,300	1,450,247
South Korea — 0.1%
LG Energy Solution Ltd.*	3,397	1,001,634
Spain — 0.7%
Amadeus IT Group SA*	79,230	3,673,312
Banco Santander SA	249,200	579,864
Endesa SA	37,700	566,237
Mapfre SA	494,400	765,690
Repsol SA	117,700	1,352,402
Telefonica SA	176,500	583,495
		7,521,000
Sweden — 1.1%
Atlas Copco AB (Class A Stock)	198,211	1,842,244
Boliden AB	35,400	1,093,716
Electrolux AB (Class B Stock)	38,800	403,264
Evolution AB, 144A	13,379	1,057,577
Hexagon AB (Class B Stock)	267,068	2,494,184
Husqvarna AB (Class B Stock)	95,900	531,611
Indutrade AB	41,618	675,042
Securitas AB (Class B Stock)(a)	65,700	456,092
Skanska AB (Class B Stock)	31,100	387,063
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
SKF AB (Class B Stock)	70,400	$943,121
Swedbank AB (Class A Stock)	27,700	363,584
Swedish Orphan Biovitrum AB*	1,659	32,063
Telefonaktiebolaget LM Ericsson (Class B Stock)	80,900	472,897
Volvo AB (Class B Stock)	100,500	1,422,173
		12,174,631
Switzerland — 2.5%
Adecco Group AG	25,100	692,749
Baloise Holding AG	6,000	766,649
Credit Suisse Group AG	75,100	297,064
Forbo Holding AG	279	301,667
Helvetia Holding AG	10,600	993,279
Holcim AG*	20,100	823,709
Julius Baer Group Ltd.	11,700	510,577
Lonza Group AG	5,270	2,565,917
Novartis AG	47,700	3,636,504
Partners Group Holding AG	2,131	1,714,996
Sika AG	7,904	1,588,639
Straumann Holding AG	18,208	1,665,307
Swiss Life Holding AG	4,900	2,164,877
TE Connectivity Ltd.	25,625	2,827,975
UBS Group AG	166,700	2,418,478
Zurich Insurance Group AG	9,278	3,698,683
		26,667,070
Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	202,000	2,677,589
United Kingdom — 4.4%
3i Group PLC	52,800	633,993
Ashtead Group PLC	42,659	1,915,808
Associated British Foods PLC	15,200	212,384
AstraZeneca PLC	38,120	4,190,512
Aviva PLC	149,720	642,126
BAE Systems PLC	168,800	1,483,148
Barratt Developments PLC	61,900	233,946
Bellway PLC	23,200	437,013
British American Tobacco PLC	63,000	2,259,025
BT Group PLC	455,900	612,867
Bunzl PLC	112,572	3,439,411
Centrica PLC*	457,200	358,766
CK Hutchison Holdings Ltd.	117,500	646,984
CNH Industrial NV	79,500	889,784
Compass Group PLC	215,230	4,285,751
Crest Nicholson Holdings PLC	143,814	291,863
Diageo PLC	73,155	3,079,352
Experian PLC	77,808	2,277,642
Haleon PLC*	227,100	708,090
Halma PLC	35,670	802,303
Imperial Brands PLC	56,400	1,159,746
International Consolidated Airlines Group SA*(a)	150,000	155,029
Investec PLC	79,700	320,748
J Sainsbury PLC	458,700	888,311
Keller Group PLC	48,200	336,681

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Kingfisher PLC	357,200	$869,502
Legal & General Group PLC	220,600	526,568
Linde PLC	9,266	2,498,021
Lloyds Banking Group PLC	1,666,000	753,013
London Stock Exchange Group PLC	32,432	2,738,847
Marks & Spencer Group PLC*	279,900	305,318
Micro Focus International PLC	36,900	212,775
Paragon Banking Group PLC	105,900	463,388
Premier Foods PLC	357,756	381,742
Redde Northgate PLC	108,700	349,391
Redrow PLC	77,600	341,684
Rentokil Initial PLC	452,373	2,397,793
Segro PLC, REIT	130,274	1,086,989
Spirax-Sarco Engineering PLC	9,604	1,104,010
Tate & Lyle PLC	71,768	541,118
Taylor Wimpey PLC	263,400	256,483
Tesco PLC	213,800	490,686
Vistry Group PLC	29,222	191,182
		47,769,793
United States — 66.3%
Abbott Laboratories	66,930	6,476,147
AbbVie, Inc.	42,263	5,672,117
Adobe, Inc.*	29,465	8,108,768
Air Products & Chemicals, Inc.	5,181	1,205,774
Alphabet, Inc. (Class A Stock)*	211,582	20,237,818
Alphabet, Inc. (Class C Stock)*	73,754	7,091,447
Amazon.com, Inc.*	189,461	21,409,093
Ameren Corp.	56,612	4,560,097
American Express Co.	12,626	1,703,374
American International Group, Inc.	170,604	8,100,278
American Tower Corp., REIT	21,354	4,584,704
AMETEK, Inc.	33,379	3,785,512
Aon PLC (Class A Stock)	20,486	5,487,585
Apple, Inc.	125,734	17,376,439
Applied Materials, Inc.	37,590	3,079,749
Arthur J. Gallagher & Co.	8,613	1,474,718
Atlassian Corp. PLC (Class A Stock)*	14,159	2,981,744
Autodesk, Inc.*	11,032	2,060,778
AvalonBay Communities, Inc., REIT	51,199	9,430,344
Bank of America Corp.	145,585	4,396,667
Becton, Dickinson & Co.	51,312	11,433,853
Best Buy Co., Inc.(a)	49,609	3,142,234
Black Knight, Inc.*	15,717	1,017,361
Block, Inc.*(a)	13,474	740,935
Boeing Co. (The)*	7,944	961,860
Boston Scientific Corp.*	160,292	6,208,109
Bristol-Myers Squibb Co.	49,491	3,518,315
Bumble, Inc. (Class A Stock)*(a)	17,431	374,592
Cadence Design Systems, Inc.*	23,114	3,777,521
CF Industries Holdings, Inc.	44,137	4,248,186
Charles Schwab Corp. (The)	99,457	7,147,975
Charter Communications, Inc. (Class A Stock)*(a)	3,157	957,676
Chipotle Mexican Grill, Inc.*	1,729	2,598,272
Chubb Ltd.	49,163	8,941,766
Cigna Corp.	26,841	7,447,572
Cisco Systems, Inc.	68,152	2,726,080
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Citigroup, Inc.	74,751	$3,114,874
CME Group, Inc.	23,391	4,143,248
Coca-Cola Co. (The)	64,321	3,603,262
Colgate-Palmolive Co.	62,368	4,381,352
Comcast Corp. (Class A Stock)	92,144	2,702,584
Conagra Brands, Inc.	229,668	7,494,067
ConocoPhillips	62,171	6,362,580
CoStar Group, Inc.*	53,260	3,709,559
Cummins, Inc.	34,874	7,097,208
CVS Health Corp.	40,462	3,858,861
Danaher Corp.	39,482	10,197,806
Dollar Tree, Inc.*	12,991	1,768,075
Dominion Energy, Inc.	36,450	2,519,060
Edwards Lifesciences Corp.*	40,299	3,329,906
Elanco Animal Health, Inc.*	203,011	2,519,367
Electronic Arts, Inc.	29,618	3,427,099
Elevance Health, Inc.	18,244	8,287,155
Entergy Corp.(a)	22,754	2,289,735
EOG Resources, Inc.	17,494	1,954,605
Equifax, Inc.	16,275	2,790,023
Equinix, Inc., REIT	7,427	4,224,775
Equitable Holdings, Inc.	212,451	5,598,084
Estee Lauder Cos., Inc. (The) (Class A Stock)	22,713	4,903,737
Exxon Mobil Corp.	67,562	5,898,838
Fifth Third Bancorp	59,038	1,886,854
Fiserv, Inc.*	90,767	8,493,068
Gartner, Inc.*	5,047	1,396,454
General Electric Co.	168,307	10,419,886
Globant SA*(a)	4,752	889,004
Goldman Sachs Group, Inc. (The)	16,344	4,789,609
GSK PLC	181,680	2,623,951
Hartford Financial Services Group, Inc. (The)	32,200	1,994,468
Hess Corp.	18,840	2,053,372
Hilton Worldwide Holdings, Inc.	31,795	3,835,113
Hologic, Inc.*	47,142	3,041,602
Huntington Bancshares, Inc.	367,449	4,842,978
ICON PLC*	33,591	6,173,354
International Flavors & Fragrances, Inc.	56,346	5,117,907
International Paper Co.	222,516	7,053,757
Intuit, Inc.	23,825	9,227,899
Johnson & Johnson	59,531	9,724,984
Johnson Controls International PLC	39,448	1,941,631
Kimberly-Clark Corp.	50,227	5,652,547
Kohl’s Corp.	54,183	1,362,702
L3Harris Technologies, Inc.	24,042	4,996,649
Lam Research Corp.	7,766	2,842,356
Las Vegas Sands Corp.*(a)	76,922	2,886,113
Lululemon Athletica, Inc.*	14,424	4,032,373
Mastercard, Inc. (Class A Stock)	42,638	12,123,689
Match Group, Inc.*	33,665	1,607,504
Medtronic PLC	78,549	6,342,832
Merck & Co., Inc.	53,115	4,574,264
Meta Platforms, Inc. (Class A Stock)*	27,050	3,670,144
Microsoft Corp.	194,570	45,315,353
Morgan Stanley	13,592	1,073,904
MSCI, Inc.	16,455	6,940,554

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
News Corp. (Class A Stock)	341,195	$5,155,456
NextEra Energy, Inc.	19,305	1,513,705
NIKE, Inc. (Class B Stock)	13,141	1,092,280
NVIDIA Corp.	49,965	6,065,251
O’Reilly Automotive, Inc.*	2,520	1,772,442
Pfizer, Inc.	94,211	4,122,673
Philip Morris International, Inc.	90,694	7,528,509
QUALCOMM, Inc.	78,246	8,840,233
Regeneron Pharmaceuticals, Inc.*	1,562	1,076,015
Roche Holding AG	13,400	4,362,139
RPM International, Inc.	34,993	2,915,267
Salesforce, Inc.*	23,180	3,334,211
Sempra Energy	57,367	8,601,608
ServiceNow, Inc.*	10,032	3,788,184
Sherwin-Williams Co. (The)	25,314	5,183,041
Signify NV, 144A	27,400	705,204
Southern Co. (The)	199,560	13,570,080
Southwest Airlines Co.*	69,985	2,158,337
Stanley Black & Decker, Inc.	43,750	3,290,438
Stellantis NV	74,557	881,774
Stericycle, Inc.*(a)	50,363	2,120,786
STERIS PLC	9,286	1,544,076
Synopsys, Inc.*	9,176	2,803,360
Take-Two Interactive Software, Inc.*	9,012	982,308
Tenaris SA	255,597	3,307,189
Texas Instruments, Inc.	28,305	4,381,048
Thermo Fisher Scientific, Inc.	24,393	12,371,886
TJX Cos., Inc. (The)	94,148	5,848,474
TransUnion	30,541	1,816,884
United Parcel Service, Inc. (Class B Stock)	52,075	8,412,195
UnitedHealth Group, Inc.	12,656	6,391,786
Veeva Systems, Inc. (Class A Stock)*	2,236	368,672
Verisk Analytics, Inc.	35,070	5,980,487
Vertex Pharmaceuticals, Inc.*	20,316	5,882,295
Visa, Inc. (Class A Stock)	57,788	10,266,038
Vulcan Materials Co.	36,814	5,805,936
Walmart, Inc.	70,882	9,193,395
Walt Disney Co. (The)*	79,908	7,537,722
Wells Fargo & Co.	313,024	12,589,825
Welltower, Inc., REIT	31,849	2,048,528
Western Digital Corp.*	63,750	2,075,063
Weyerhaeuser Co., REIT	222,876	6,365,339
Zimmer Biomet Holdings, Inc.	66,970	7,001,713
Zoetis, Inc.	30,001	4,448,848
		715,068,895

Total Common Stocks (cost $1,018,159,161)		1,042,847,140
Preferred Stocks — 0.1%
Germany — 0.0%
Porsche Automobil Holding SE (PRFC)	11,600	653,580
United States — 0.1%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	18,231	859,410
	Shares	Value

Preferred Stocks (continued)
United States (cont’d.)
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	2,497	$52,212
		911,622

Total Preferred Stocks (cost $1,703,094)		1,565,202

	Units
Rights* — 0.0%
Sweden
Securitas AB, expiring 10/14/22(a)	262,800	109,642
(cost $159,618)

Total Long-Term Investments (cost $1,020,021,873)		1,044,521,984

	Shares
Short-Term Investments — 5.8%
Affiliated Mutual Funds — 4.4%
PGIM Core Ultra Short Bond Fund(wa)	15,371,147	15,371,147
PGIM Institutional Money Market Fund (cost $32,361,736; includes $32,264,440 of cash collateral for securities on loan)(b)(wa)	32,409,347	32,386,661

Total Affiliated Mutual Funds (cost $47,732,883)		47,757,808
Unaffiliated Fund — 1.4%
Dreyfus Government Cash Management (Institutional Shares)	14,795,275	14,795,275
(cost $14,795,275)

Total Short-Term Investments (cost $62,528,158)		62,553,083

TOTAL INVESTMENTS—102.6% (cost $1,082,550,031)		1,107,075,067

Liabilities in excess of other assets — (2.6)%		(28,542,733)

Net Assets — 100.0%		$1,078,532,334

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BATE	CBOE- Europe – BXE Order Books
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust
XNGS	NASDAQ Global Select Exchange

A5

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,162,326; cash collateral of $32,264,440 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6